Leases - Schedule of Lease Cost (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Leases [Abstract]
Amortization charge of right-of-use assets	$ 2,130,949	$ 273,785	$ 1,404,578	$ 1,597,585
Interest of lease liabilities	102,359	13,151	89,805	35,521
Cash paid for operating leases	2,335,667	300,087	1,500,000	1,659,126
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$ 5,032,766	$ 646,611	$ 2,835,821	$ 2,824,383